Revisions (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 MXN ($)
IfrsStatementLineItems [Line Items]
Gold loan payable				$ 8,128,263	$ 8,128,263
Comprehensive loss for the year	$ (2,875,061)	$ (64,148,145)	$ (11,838,257)
Loss per share, basic and diluted | $ / shares	$ 0.02	$ 0.47	$ 0.09
Loss for the year	$ (2,875,061)	$ (64,148,145)	$ (11,838,257)
Cash used in operating activities	(902,436)	(1,483,006)	$ (1,653,398)
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Gold loan payable		4,371,546			3,929,015
Derivate liability		108,830			306,084
Deficit		(157,391,582)			(93,771,350)
Gold loan payable adjustments
Comprehensive loss for the year	$ (11,846,560)	$ (63,620,232)
Loss per share, basic and diluted | $ / shares	$ 0.09	$ 0.46
Loss for the year	$ (11,846,560)	$ (63,620,232)
Deficit - December 31, 2021 | shares	(81,924,790)	(93,771,350)
Deficit - December 31, 2022 | shares	(93,771,350)	(157,391,582)
Total equity	$ 69,815,677	$ 7,005,595
Cash used in operating activities	(1,653,398)	(1,483,006)
Revision of Prior Period, Adjustment [Member]
IfrsStatementLineItems [Line Items]
Gold loan payable		1,287,572			956,913
Derivate liability		(108,830)			(306,084)
Deficit		(1,178,742)			(650,829)
Gold loan payable adjustments	(8,303)	527,913
Comprehensive loss for the year	$ 8,303	$ (527,913)
Loss per share, basic and diluted | $ / shares	$ 0.00	$ 0.01
Loss for the year	$ 8,303	$ (527,913)
Deficit - December 31, 2021 | shares	(659,132)	(650,829)
Deficit - December 31, 2022 | shares	(650,829)	(1,178,742)
Total equity	$ (650,829)	$ (1,178,742)
Cash used in operating activities
As Revised [Member]
IfrsStatementLineItems [Line Items]
Gold loan payable		5,659,118			4,885,928
Derivate liability
Deficit		(158,570,324)			$ (94,422,179)
Gold loan payable adjustments	(8,303)	527,913
Comprehensive loss for the year	$ (11,838,257)	$ (64,148,145)
Loss per share, basic and diluted | $ / shares	$ 0.09	$ 0.47
Loss for the year	$ (11,838,257)	$ (64,148,145)
Deficit - December 31, 2021 | shares	(82,583,922)	(94,422,179)
Deficit - December 31, 2022 | shares	(94,422,179)	(158,570,324)
Total equity	$ 69,164,848	$ 5,826,853
Cash used in operating activities	$ (1,653,398)	$ (1,483,006)